Fair value of financial instruments (Schedule of fair value of financial assets measurement) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deposit assets current	$ 40,000	$ 144,843
Restricted deposits	3,409	1,315
Asset derivatives (included in other receivables)	3,625	1,413
Earn-out	(22,410)	(12,118)	$ 0
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Asset derivatives (included in other receivables)	0	0
Earn-out	0	0
Financial assets (liabilities) measured at fair value	168,644	279,645
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	117,705	410,956
Asset derivatives (included in other receivables)	3,625	1,413
Earn-out	0	0
Financial assets (liabilities) measured at fair value	121,330	412,369
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Asset derivatives (included in other receivables)	0	0
Earn-out	(22,410)	(12,118)
Financial assets (liabilities) measured at fair value	(22,410)	(12,118)
Cash | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	49,863	59,732
Cash | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Cash | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Money market funds | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	67,163	69,144
Money market funds | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	0	0
Money market funds | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	0	0
Deposits | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deposit assets current	8,189	4,596
Deposits | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deposit assets current	0	0
Deposits | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deposit assets current	0	0
Short term Bank deposits | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Bank deposits	40,000	144,843
Short term Bank deposits | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Bank deposits	0	0
Short term Bank deposits | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Bank deposits	0	0
Restricted deposits | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted deposits	3,429	1,330
Restricted deposits | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted deposits	0	0
Restricted deposits | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted deposits	$ 0	$ 0